Summary of Activity with Respect Status of, RSUs (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares		3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 06, 2025	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding Units, Beginning Balance			34,078
Weighted Average Grant Date Fair Value, Beginning balance Outstanding			$ 17.40
Units, Granted			260,475
Weighted Average Grant Date Fair Value, Granted			$ 12.05
Exercised	33,777	43,674	(77,452)
Weighted Average Grant Date Fair Value, Exercised			$ 14.31
Units, Forfeited			(706)
Weighted Average Grant Date Fair Value, Forfeited			$ 15.39
Outstanding Units, Ending Balance		216,396	216,396	34,078
Weighted Average Grant Date Fair Value, Ending balance Outstanding		$ 13.05	$ 13.05	$ 17.40
Units, Exercised	(33,777)	(43,674)	77,452
Reverse Stock Split [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding Units, Beginning Balance			34,078
Weighted Average Grant Date Fair Value, Beginning balance Outstanding			$ 17.40
Units, Granted				42,504
Weighted Average Grant Date Fair Value, Granted				$ 26.50
Exercised				8,179
Weighted Average Grant Date Fair Value, Exercised				$ 58.60
Units, Forfeited				(247)
Weighted Average Grant Date Fair Value, Forfeited				$ 218.40
Outstanding Units, Ending Balance				34,078
Weighted Average Grant Date Fair Value, Ending balance Outstanding				$ 17.40
Units, Exercised				(8,179)